Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Recognition of right-of-use assets from lease modification		€ 42,644
Derecognition of right-of-use assets		€ 4,164